Government Grants (Details)	12 Months Ended
Dec. 31, 2022
Government Grants (Details) [Line Items]
Repayment percentage	100.00%
Bottom of range [Member]
Government Grants (Details) [Line Items]
Sales of developed products rate	3.00%
Top of range [Member]
Government Grants (Details) [Line Items]
Sales of developed products rate	3.50%